Annual Total Returns - Class R-6	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
American Funds 2065 Target Date Retirement Fund
Prospectus [Line Items]
Annual Return [Percent]	15.64%	21.55%	(19.64%)	17.32%
American Funds 2060 Target Date Retirement Fund
Prospectus [Line Items]
Annual Return [Percent]	15.60%	21.61%	(19.66%)	17.19%	19.44%	25.01%	(5.64%)	22.49%	8.41%
American Funds 2055 Target Date Retirement Fund
Prospectus [Line Items]
Annual Return [Percent]	15.58%	21.40%	(19.50%)	17.28%	19.39%	25.09%	(5.65%)	22.63%	8.30%	0.63%
American Funds 2050 Target Date Retirement Fund
Prospectus [Line Items]
Annual Return [Percent]	15.43%	20.83%	(18.90%)	17.27%	19.42%	25.04%	(5.61%)	22.61%	8.33%	0.65%
American Funds 2045 Target Date Retirement Fund
Prospectus [Line Items]
Annual Return [Percent]	15.17%	20.15%	(18.19%)	17.18%	19.21%	24.68%	(5.58%)	22.44%	8.27%	0.64%
American Funds 2040 Target Date Retirement Fund
Prospectus [Line Items]
Annual Return [Percent]	14.79%	19.33%	(17.55%)	16.83%	18.77%	24.40%	(5.52%)	21.98%	8.17%	0.58%
American Funds 2035 Target Date Retirement Fund
Prospectus [Line Items]
Annual Return [Percent]	12.73%	16.90%	(16.24%)	15.54%	17.55%	23.29%	(5.14%)	21.04%	8.00%	0.59%
American Funds 2030 Target Date Retirement Fund
Prospectus [Line Items]
Annual Return [Percent]	10.86%	14.52%	(14.50%)	13.16%	15.16%	20.06%	(4.16%)	18.40%	7.71%	0.47%
American Funds 2025 Target Date Retirement Income Fund
Prospectus [Line Items]
Annual Return [Percent]	9.34%	11.95%	(12.74%)	11.43%	13.67%	17.85%	(3.47%)	15.32%	7.36%	0.13%
American Funds 2020 Target Date Retirement Income Fund
Prospectus [Line Items]
Annual Return [Percent]	8.94%	10.46%	(11.01%)	10.64%	10.99%	15.58%	(2.69%)	12.87%	7.05%	0.19%
American Funds 2015 Target Date Retirement Income Fund
Prospectus [Line Items]
Annual Return [Percent]	8.50%	9.57%	(10.25%)	10.27%	9.96%	14.94%	(2.72%)	11.19%	7.55%	(0.62%)
American Funds 2010 Target Date Retirement Income Fund
Prospectus [Line Items]
Annual Return [Percent]	8.16%	8.67%	(9.15%)	9.32%	9.25%	13.88%	(2.49%)	10.41%	7.45%	(0.84%)